INCOME TAXES (Schedule of Income Tax Amounts Recorded to Stockholders' Equity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Net unrealized (gain) loss on securities available for sale	$ 146	$ (26)	$ (4)
Net non-credit gain on securities with OTTI	3	(3)	8
Net loss recorded to stockholders' equity	$ 149	$ (29)	$ 4